General information	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information About Financial Statements [Abstract]
General information
1. General information
RELIEF THERAPEUTICS Holding SA (“Relief”, the “Company” or the “Group”) is a Swiss stock corporation domiciled at 15 Avenue de Sécheron, 1202 Geneva, Switzerland. The Company’s shares are listed on the SIX Swiss Exchange (ticker: RLF) and quoted in the U.S. on OTCQB (tickers: RLFTF, RLFTY).
The Group focuses on the identification, development and commercialization of novel, patent protected products intended for the treatment of metabolic, dermatological and pulmonary rare diseases with a portfolio of clinical and marketed products that serve unmet patient needs.
In March 2021, Relief signed a collaboration and license agreement with Acer Therapeutics, Inc. (“Acer”) for the worldwide development and commercialization of
ACER-001
(OLPRUVA
®
) for the treatment of urea cycle disorders (“UCDs”) and maple syrup urine disease (“MSUD”). In December 2022, the FDA approved OLPRUVA for the treatment of UCDs in the U.S. In August 2023, Relief and Acer terminated the March 2021 collaboration and license agreement and entered into a new exclusive license agreement for the development and commercialization of OLPRUVA for the treatment of UCDs, MSUD, and other potential indications. Under the terms of the new agreement, Acer retains development and commercialization rights worldwide, excluding Europe where Relief retains these rights.
In June 2021, the Group acquired APR Applied Pharma Research SA (“APR”), a privately held Swiss pharmaceutical company specialized in formulating, developing, and commercializing known molecules designed with proprietary drug delivery systems for niche and specialty diseases. The acquisition transformed Relief into a fully integrated commercial-stage biopharmaceutical group. The acquisition further diversified Relief’s pipeline and portfolio with both commercial products and clinical-stage programs, provided a commercial infrastructure in Europe and strengthened internal research and development capabilities.
In July 2021, the Group acquired AdVita Lifescience GmbH (“AdVita”). The acquisition strengthened the Group’s expertise and intellectual property rights around the inhaled formulation and delivery of Aviptadil.
In 2022, Relief established a commercial unit in the U.S. to launch PKU GOLIKE in October 2022 and market potential future products in the U.S. market. In December 2023, the Group initiated a progressive transition from a direct marketing and sales infrastructure to a partnership-based model for its commercial-stage assets.
These consolidated financial statements were approved for publication by the Board of Directors on April 29, 2024.